                      SEMIANNUAL REPORT FEBRUARY 29, 2000

                                  OPPENHEIMER

                           CAPITAL APPRECIATION FUND

                                    [PHOTO]

                            [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 1  President's Letter

 3  An Interview with Your Fund's Manager

 8  Financial Statements

31  Officers and Trustees

32  OppenheimerFunds Family

REPORT HIGHLIGHTS
-------------------------------------------------------------------------------

THE ROBUST ECONOMY, COUPLED WITH STRONG CORPORATE EARNINGS continued to be a key market driver during the period.

A CLOSE LOOK AT THE MARKET REVEALS THAT OTHER THAN THE HIGH FLYING TECHNOLOGY SECTOR, most stocks were actually down over the period.

IN TERMS OF THE FUTURE, WE BELIEVE THE FUND IS VERY WELL POSITIONED. As growth managers, our job is to pick good companies and keep a sensitive eye on price.

CUMULATIVE TOTAL RETURNS

For the 6-Month Period
Ended 2/29/00 *

Class A
Without         With
Sales Chg.      Sales Chg.
--------------------------
36.90%          29.04%

Class B
Without         With
Sales Chg.      Sales Chg.
--------------------------
36.39%          31.39%

Class C
Without         With
Sales Chg.      Sales Chg.
--------------------------
36.39%          35.39%

Class Y
Without         With
Sales Chg.      Sales Chg.
--------------------------
37.18%          37.18%


--------------------
 Not FDIC Insured.
 No Bank Guarantee.
 May Lose Value.
--------------------

*See page 7 for further details.

PRESIDENT'S LETTER

[PHOTO]

BRIDGET A. MACASKILL
President
Oppenheimer
Capital Appreciation
Fund

DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

      Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

      That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

      The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.





                    1 OPPENHEIMER CAPITAL APPRECIATION FUND

PRESIDENT'S LETTER
-------------------------------------------------------------------------------

      Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

      While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

      What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

      We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.


Sincerely,
/s/ BRIDGET A. MACASKILL
Bridget A. Macaskill
March 21, 2000





                    2 OPPENHEIMER CAPITAL APPRECIATION FUND

[PHOTO]

PORTFOLIO MANAGEMENT
TEAM (L TO R)
Bruce Bartlett
Jane Putnam
(Portfolio Manager)

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

Q HOW DID OPPENHEIMER CAPITAL APPRECIATION FUND PERFORM OVER THE REPORTING
PERIOD?

A. Over the six months that ended February 29, 2000, the Fund performed well-- particularly during a time when the markets experienced plenty of volatility.

HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THAT TIME?

We had a continuation of what we saw at the beginning of 1999. It was a period of unexpected surprises, beginning with the prediction that 1999 would have a weak economic environment--some even expected recession--with flat or down earnings. Instead, the 1999 economy was robust and earnings so strong that they became a key driver of the market. In past years, even the strongest earnings growth took second place to events in the bond market; when interest rates rose, earnings were affected by the cost of borrowing and contraction in P/E multiples, and the stock market went down. Conversely, when interest rates dropped, stock prices went up. 1999 was unusual in that in spite of rising interest rates, the stock market rose another 15% and earnings continued to be strong.

IT SOUNDS LIKE THE PAST FEW MONTHS CREATED A GOOD SETTING FOR STOCK INVESTING.

Well, a closer look at the markets shows that the gains were not broad based. Other than the high flying technology sector, most stocks were actually down over the period. What this means is that even though there were opportunities, in terms of good companies at reasonable prices, there were very few buyers--because investors focused on high growth. In such an environment, balancing growth and risk requires an enlightened eye and active management.





                    3 OPPENHEIMER CAPITAL APPRECIATION FUND

"In the highly competitive area of eCommerce, the capability to actually deliver a product is what may determine the long-term survivors."

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

HOW DID YOU MANAGE THE PORTFOLIO UNDER THESE CONDITIONS?

Fortunately, the Fund has always had a healthy weighting in technology.(1) During the period, the value of these holdings went up approximately 90%. Due to our familiarity with the many industries encompassed by the term "technology," we were able to make knowledgeable investments in a number of the areas, including eCommerce, semiconductors and wireless communications.

      In eCommerce, the pioneer "dot-com's" are now facing the entrance of many established old-line companies, from Merrill Lynch down to Sears. However, we believe the next wave of investment opportunity is not at the front-end of the transaction, where the customer clicks in the order, but at the back-end, where the database links up with suppliers. In this highly competitive industry, the capability to actually deliver is what may determine the long-term survivors.

      With regard to semiconductors, the industry has been coming out of a three-year downturn. In addition to the cyclical upturn, we detected a marked long-term change regarding outsourcing of communications semiconductors. Similar to what occurred throughout the computer industry, communications equipment manufacturers are faced with ever decreasing product cycles and a greater focus on being quick to market-- leading to greater willingness to buy semiconductors from third parties rather than manufacture them themselves. Therefore, we believe that cyclical as well as long- term forces have spurred prices throughout the semiconductor industry and we are optimistic on its prospects throughout 2000.



1. The Fund's portfolio is subject to change.





                    4 OPPENHEIMER CAPITAL APPRECIATION FUND

 AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/00(2)

Class A
1-Year           5-Year        10-Year
------------------------------------------
43.40%           30.62%        20.74%

Class B                        Since
1-Year           5-Year        Inception
------------------------------------------
45.93%           N/A           29.96%

Class C                        Since
1-Year           5-Year        Inception
------------------------------------------
49.92%           31.08%        25.59%

Class Y                        Since
1-Year           5-Year        Inception
------------------------------------------
52.71%           N/A           33.48%

WHAT HOLDINGS ENHANCED THE FUND'S PERFORMANCE DURING THE PERIOD?

In wireless telecommunications, Nokia Corp. has been a top performer. And the good news is that the wireless industry may still have plenty of room to grow.

      Another strong area of the portfolio has been advertising. With margins for corporate America at all-time highs, companies are now focused on revenue growth. For many, the number one goal is "branding" to keep the company name visible on every product and service. In addition, the dot.com companies that have recently come to market, are spending as much as 50-60% of their IPO money on marketing and advertising. As a result, our holdings in radio, advertising, cable and networks have done very well.

DID ANY AREAS CONSTRAIN PERFORMANCE?

An area of weakness in the portfolio was energy. In spite of rising crude oil prices, U.S. manufacturers have been very savvy, purchasing oil futures and switching to alternative heating sources when necessary.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

In terms of the future, we believe the Fund is very well positioned. As growth managers, our job is to pick good companies and keep a sensitive eye on price. We do it by studying the companies in which we invest. We see how they operate, how they use their cashflow to benefit shareholders, and how they respond to the people who buy their products--and then we triangulate that back to the stock price.


2. See page 7 for further details.





                    5 OPPENHEIMER CAPITAL APPRECIATION FUND

SECTOR ALLOCATION(3)

[PIE CHART]

Technology           43.1%
Consumer Cyclicals   13.0
Consumer Staples     10.9
Financial             8.0
Energy                5.5
Healthcare            5.4
Capital Goods         5.3
Communication
Services              4.4
Basic Materials       1.7
Utilities             1.6
Transportation        1.1

In our opinion, the advantage to our shareholders is better than average performance, and because we're sensitive to valuation--better risk statistics. Two very good reasons why Oppenheimer Capital Appreciation Fund is an important part of The Right Way to Invest.

TOP FIVE COMMON STOCK INDUSTRIES(4)
--------------------------------------------------------------
Electronics                                           15.2%
--------------------------------------------------------------
Communications Equipment                              12.5
--------------------------------------------------------------
Computer Software                                      8.1
--------------------------------------------------------------
Broadcasting                                           5.1
--------------------------------------------------------------
Diversified Financial                                  4.2

TOP TEN COMMON STOCK HOLDINGS(4)
--------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR                   4.1%
--------------------------------------------------------------
Cisco Systems, Inc.                                    3.4
--------------------------------------------------------------
Microsoft Corp.                                        2.7
--------------------------------------------------------------
Time Warner, Inc.                                      2.1
--------------------------------------------------------------
Vitesse Semiconductor Corp.                            2.0
--------------------------------------------------------------
RF Micro Devices, Inc.                                 1.8
--------------------------------------------------------------
Amgen, Inc.                                            1.8
--------------------------------------------------------------
Applied Micro Circuits Corp.                           1.7
--------------------------------------------------------------
Nortel Networks Corp.                                  1.7
--------------------------------------------------------------
Oracle Corp.                                           1.7


3. Portfolio is subject to change. percentages are as of February 29, 2000, and are based on total market value of common stock.

4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on net assets.





                    6 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. WHEN LOOKING AT FUND PERFORMANCE RESULTS, PLEASE NOTE THAT THE RECENT GROWTH RATE IN THE STOCK MARKET HAS HELPED PRODUCE SHORT-TERM RETURNS THAT ARE NOT TYPICAL AND MAY NOT CONTINUE IN THE FUTURE.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A. The inception date of the Fund was 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.





                    7 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS February 29, 2000 / Unaudited

                                                                         MARKET VALUE
                                                            SHARES         SEE NOTE 1
=======================================================================================
COMMON STOCKS--92.8%
---------------------------------------------------------------------------------------
BASIC MATERIALS--1.6%
---------------------------------------------------------------------------------------
CHEMICALS--1.3%
Lafarge Corp.                                              400,300       $  7,880,906
---------------------------------------------------------------------------------------
Monsanto Co.                                               750,000         29,109,375
---------------------------------------------------------------------------------------
PPG Industries, Inc.                                       380,000         18,762,500
---------------------------------------------------------------------------------------
Union Carbide Corp.                                        230,000         12,348,125
                                                                         --------------
                                                                           68,100,906

---------------------------------------------------------------------------------------
METALS--0.2%
Alcoa, Inc.                                                140,000          9,590,000
---------------------------------------------------------------------------------------
PAPER--0.1%
Boise Cascade Corp.                                        160,000          4,770,000

---------------------------------------------------------------------------------------
CAPITAL GOODS--4.9%
---------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.7%
Etec Systems, Inc.(1)                                      184,000         21,671,750
---------------------------------------------------------------------------------------
Sanmina Corp.(1)                                           710,000         83,114,375
---------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                            850,000         36,550,000
                                                                         --------------
                                                                          141,336,125

---------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.5%
Coflexip SA, Sponsored ADR(1)                              145,200          6,506,775
---------------------------------------------------------------------------------------
Republic Services, Inc.(1)                                 600,000          6,525,000
---------------------------------------------------------------------------------------
Waste Management, Inc.                                   1,000,000         15,000,000
                                                                         --------------
                                                                           28,031,775

---------------------------------------------------------------------------------------
MANUFACTURING--1.7%
Corning, Inc.                                              145,600         27,372,800
---------------------------------------------------------------------------------------
Honeywell International, Inc.                              500,000         24,062,500
---------------------------------------------------------------------------------------
Pentair, Inc.                                              300,000         10,312,500
---------------------------------------------------------------------------------------
Tyco International Ltd.                                    711,150         26,979,253
                                                                         --------------
                                                                           88,727,053

---------------------------------------------------------------------------------------
COMMUNICATION SERVICES--4.1%
---------------------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--3.2%
AT&T Corp.                                                 400,000         19,775,000
---------------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)                         400,000         25,325,000
---------------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)                                      805,300         35,936,512
---------------------------------------------------------------------------------------
Nortel Networks Corp.                                      800,000         89,200,000
                                                                         --------------
                                                                          170,236,512





                    8 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                         MARKET VALUE
                                                            SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------
TELEPHONE UTILITIES--0.4%
CenturyTel, Inc.                                           330,000       $ 11,096,250
---------------------------------------------------------------------------------------
SBC Communications, Inc.                                   220,520          8,379,760
                                                                         --------------
                                                                           19,476,010

---------------------------------------------------------------------------------------
TELECOMMUNICATIONS: WIRELESS--0.5%
Amdocs Ltd.(1)                                             384,600         28,532,512
---------------------------------------------------------------------------------------
CONSUMER CYCLICALS--12.0%
---------------------------------------------------------------------------------------
AUTOS & HOUSING--2.4%
Centex Corp.                                               615,000         12,107,812
---------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                485,550         11,319,384
---------------------------------------------------------------------------------------
Ford Motor Co.                                           1,000,000         41,625,000
---------------------------------------------------------------------------------------
Gentex Corp.(1)                                            680,000         19,868,750
---------------------------------------------------------------------------------------
Southdown, Inc.                                            400,000         19,850,000
---------------------------------------------------------------------------------------
Toll Brothers, Inc.                                        300,000          4,987,500
---------------------------------------------------------------------------------------
USG Corp.                                                  510,000         16,575,000
                                                                         --------------
                                                                          126,333,446

---------------------------------------------------------------------------------------
CONSUMER SERVICES--1.7%
Budget Group, Inc., Cl. A(1)                               760,000          4,465,000
---------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                         130,000          4,655,625
---------------------------------------------------------------------------------------
Omnicom Group, Inc.                                        600,000         56,512,500
---------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                      500,000         25,250,000
                                                                         --------------
                                                                           90,883,125

---------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.7%
Callaway Golf Co.                                          565,000          6,780,000
---------------------------------------------------------------------------------------
Carnival Corp.                                           1,600,000         46,100,000
---------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                      300,000         20,437,500
---------------------------------------------------------------------------------------
Hasbro, Inc.                                               172,000          2,709,000
---------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                   950,000         13,359,375
                                                                         --------------
                                                                           89,385,875

---------------------------------------------------------------------------------------
MEDIA--3.6%
News Corp. Ltd. (The), Sponsored ADR                     1,400,000         81,637,500
---------------------------------------------------------------------------------------
Time Warner, Inc.                                        1,300,000        111,150,000
                                                                         --------------
                                                                          192,787,500





                    9 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                        MARKET VALUE
                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------
RETAIL: SPECIALTY--2.0%
Abercrombie & Fitch Co., Cl. A(1)                          990,000      $ 14,540,625
---------------------------------------------------------------------------------------
CSK Auto Corp.(1)                                          139,400         1,603,100
---------------------------------------------------------------------------------------
Gap, Inc.                                                1,100,000        53,143,750
---------------------------------------------------------------------------------------
Target Corp.                                               190,000        11,210,000
---------------------------------------------------------------------------------------
TJX Cos., Inc.                                             280,000         4,462,500
---------------------------------------------------------------------------------------
Zale Corp.(1)                                              600,000        22,575,000
                                                                        ---------------
                                                                         107,534,975

---------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS--0.6%
Jones Apparel Group, Inc.(1)                               460,000        10,407,500
---------------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                    890,000        10,346,250
---------------------------------------------------------------------------------------
Too, Inc.(1)                                               495,000        11,880,000
                                                                        ---------------
                                                                          32,633,750

---------------------------------------------------------------------------------------
CONSUMER STAPLES--10.1%
---------------------------------------------------------------------------------------
BEVERAGES--1.5%
Adolph Coors Co., Cl. B                                    450,000        19,743,750
---------------------------------------------------------------------------------------
Seagram Co. Ltd. (The)                                     985,000        57,868,750
                                                                        ---------------
                                                                          77,612,500

---------------------------------------------------------------------------------------
BROADCASTING--5.1%
AMFM, Inc.(1)                                              650,000        39,893,750
---------------------------------------------------------------------------------------
CBS Corp.(1)                                               980,000        58,371,250
---------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                          1,600,000        68,000,000
---------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares(1)                 432,500        11,380,156
---------------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                             300,000        28,031,250
---------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                    1,000,000        31,937,500
---------------------------------------------------------------------------------------
Rogers Communications, Inc., Cl. B(1)                    1,005,200        34,153,246
                                                                        ---------------
                                                                         271,767,152

---------------------------------------------------------------------------------------
ENTERTAINMENT--1.1%
Outback Steakhouse, Inc.(1)                                350,000         9,143,750
---------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                             1,180,000        41,742,500
---------------------------------------------------------------------------------------
SFX Entertainment, Inc., Cl. A(1)                          199,100         7,665,350
                                                                        ---------------
                                                                          58,551,600

---------------------------------------------------------------------------------------
FOOD--0.6%
IBP, Inc.                                                  550,000         6,875,000
---------------------------------------------------------------------------------------
Keebler Foods Co.(1)                                       500,000        12,687,500
---------------------------------------------------------------------------------------
Nabisco Holdings Corp., Cl. A                              330,000         9,652,500
                                                                        ---------------
                                                                          29,215,000





                    10 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                        MARKET VALUE
                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS--1.3%
CVS Corp.                                                1,000,000      $ 35,000,000
---------------------------------------------------------------------------------------
Safeway, Inc.(1)                                           900,000        34,706,250
                                                                        --------------
                                                                          69,706,250

---------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.5%
Avon Products, Inc.                                      1,000,000        27,062,500
---------------------------------------------------------------------------------------
ENERGY--5.1%
---------------------------------------------------------------------------------------
ENERGY SERVICES--2.3%
Coastal Corp.                                              741,600        31,193,550
---------------------------------------------------------------------------------------
ENSCO International, Inc.                                  220,000         6,655,000
---------------------------------------------------------------------------------------
Halliburton Co.                                            560,000        21,385,000
---------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                 600,000        21,525,000
---------------------------------------------------------------------------------------
Schlumberger Ltd.                                          280,000        20,685,000
---------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                               300,000        11,831,250
---------------------------------------------------------------------------------------
Varco International, Inc.(1)                               679,800         7,520,288
                                                                        --------------
                                                                         120,795,088

---------------------------------------------------------------------------------------
OIL: DOMESTIC--2.1%
Amerada Hess Corp.                                         600,000        30,337,500
---------------------------------------------------------------------------------------
Exxon Mobil Corp.                                          840,000        63,262,500
---------------------------------------------------------------------------------------
Forest Oil Corp.(1)                                        680,000         5,567,500
---------------------------------------------------------------------------------------
Texaco, Inc.                                               160,000         7,590,000
---------------------------------------------------------------------------------------
Tosco Corp.                                                160,000         4,280,000
                                                                        --------------
                                                                         111,037,500

---------------------------------------------------------------------------------------
OIL: INTERNATIONAL--0.7%
Total Fina SA, Sponsored ADR(1)                            580,000        38,932,500
---------------------------------------------------------------------------------------
FINANCIAL--7.4%
---------------------------------------------------------------------------------------
BANKS--1.9%
Bank of America Corp.                                      500,000        23,031,250
---------------------------------------------------------------------------------------
Chase Manhattan Corp.                                      650,000        51,756,250
---------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                867,164        23,630,219
                                                                        --------------
                                                                          98,417,719





                    11 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                        MARKET VALUE
                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--4.2%
Associates First Capital Corp., Cl. A                      900,000      $ 17,887,500
---------------------------------------------------------------------------------------
C.I.T. Group, Inc., Cl. A                                  360,000         5,040,000
---------------------------------------------------------------------------------------
Citigroup, Inc.                                          1,228,750        63,511,016
---------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                            200,000        18,500,000
---------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                  380,000        38,950,000
---------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                           660,000        46,488,750
---------------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                           256,800         8,458,350
---------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                     575,000        24,042,188
                                                                        ---------------
                                                                         222,877,804

---------------------------------------------------------------------------------------
INSURANCE--0.8%
American International Group, Inc.                         130,000        11,496,875
---------------------------------------------------------------------------------------
AXA Financial, Inc.                                      1,000,000        29,937,500
                                                                        ---------------
                                                                          41,434,375

---------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
Boston Properties, Inc.                                    900,000        27,281,250
---------------------------------------------------------------------------------------
HEALTHCARE--5.0%
---------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--3.8%
Amgen, Inc.(1)                                           1,380,000        94,098,750
---------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                   1,140,000        46,882,500
---------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                               151,000        10,315,188
---------------------------------------------------------------------------------------
Pfizer, Inc.                                               300,000         9,637,500
---------------------------------------------------------------------------------------
Schering-Plough Corp.                                      200,000         6,975,000
---------------------------------------------------------------------------------------
Warner Lambert Co.                                         400,000        34,225,000
                                                                        ---------------
                                                                         202,133,938

---------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--1.2%
Baxter International, Inc.                                 335,000        18,257,500
---------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                    637,700        19,808,556
---------------------------------------------------------------------------------------
Medtronic, Inc.                                            500,000        24,218,750
                                                                        ---------------
                                                                          62,284,806

---------------------------------------------------------------------------------------
TECHNOLOGY--40.0%
---------------------------------------------------------------------------------------
COMPUTER HARDWARE--2.3%
Compaq Computer Corp.                                      600,000        14,925,000
---------------------------------------------------------------------------------------
Hewlett-Packard Co.                                        300,000        40,350,000
---------------------------------------------------------------------------------------
MMC Networks, Inc.(1)                                      310,000        12,303,125
---------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                              1,060,000        52,867,500
                                                                        ---------------
                                                                         120,445,625





                    12 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                        MARKET VALUE
                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------
COMPUTER SERVICES--1.9%
Applied Micro Circuits Corp.(1)                            331,000      $ 91,045,688
---------------------------------------------------------------------------------------
CGI Group, Inc.(1)                                         565,200         9,679,683
                                                                        ---------------
                                                                         100,725,371

---------------------------------------------------------------------------------------
COMPUTER SOFTWARE--8.1%
BMC Software, Inc.(1)                                      920,000        42,320,000
---------------------------------------------------------------------------------------
Microsoft Corp.(1)                                       1,620,000       144,787,500
---------------------------------------------------------------------------------------
Novell, Inc.(1)                                          2,500,000        82,656,250
---------------------------------------------------------------------------------------
Oracle Corp.(1)                                          1,200,000        89,100,000
---------------------------------------------------------------------------------------
Sybase, Inc.(1)                                            800,000        20,050,000
---------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                  260,000        51,447,500
                                                                        ---------------
                                                                         430,361,250

---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--12.5%
CIENA Corp.(1)                                             360,000        57,532,500
---------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                   1,350,000       178,453,125
---------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                1,000,000        59,500,000
---------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR(1)                  1,100,000       218,143,750
---------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                          110,000        15,668,125
---------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                           555,000        26,640,000
---------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                        1,350,000        77,878,125
---------------------------------------------------------------------------------------
Williams Communications Group, Inc.(1)                     600,000        26,700,000
                                                                        ---------------
                                                                         660,515,625

---------------------------------------------------------------------------------------
ELECTRONICS--15.2%
Analog Devices, Inc.(1)                                    300,000        47,100,000
---------------------------------------------------------------------------------------
Atmel Corp.(1)                                           1,550,000        76,725,000
---------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                             800,000        36,500,000
---------------------------------------------------------------------------------------
Flextronics International Ltd.(1)                        1,130,000        68,788,750
---------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                         740,000        47,406,250
---------------------------------------------------------------------------------------
Micron Technology, Inc.(1)                                 660,000        64,721,250
---------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                            865,000        64,983,125
---------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                  830,000        49,229,375
---------------------------------------------------------------------------------------
PMC-Sierra, Inc.(1)                                        120,000        23,167,500
---------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                  692,300        95,753,744
---------------------------------------------------------------------------------------
Texas Instruments, Inc.                                    400,000        66,600,000
---------------------------------------------------------------------------------------
Veeco Instruments, Inc.(1)                                 300,000        24,637,500
---------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                           1,000,000       103,812,500
---------------------------------------------------------------------------------------
Waters Corp.(1)                                            360,000        35,302,500
                                                                        ---------------
                                                                         804,727,494





                    13 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                        MARKET VALUE
                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------
TRANSPORTATION--1.1%
---------------------------------------------------------------------------------------
RAILROADS & TRUCKERS--1.1%
Canadian Pacific Ltd.                                    1,100,000    $   21,450,000
---------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc.                      440,000        34,650,000
                                                                      -----------------
                                                                          56,100,000

---------------------------------------------------------------------------------------
UTILITIES--1.5%
---------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Calpine Corp.(1)                                           411,800        37,679,700
---------------------------------------------------------------------------------------
Potomac Electric Power Co.                                 700,000        14,218,750
                                                                      -----------------
                                                                          51,898,450

---------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Williams Cos., Inc. (The)                                  620,000        25,923,750
                                                                      -----------------
Total Common Stocks (Cost $3,294,904,800)                              4,908,167,111

                                                         PRINCIPAL
                                                            AMOUNT
=======================================================================================
SHORT-TERM NOTES--7.9%

Alcoa, Inc., 5.83%, 4/18/00                            $54,000,000        53,580,240
---------------------------------------------------------------------------------------
American Express Credit Corp., 5.77%, 3/27/00           50,000,000        49,791,639
---------------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 5.67%, 3/7/00     39,500,000        39,462,672
---------------------------------------------------------------------------------------
Coca Cola Enterprises, Inc.:
5.76%, 3/24/00                                          30,000,000        29,889,600
5.78%, 3/9/00                                           25,000,000        24,967,889
---------------------------------------------------------------------------------------
Colgate-Palmolive Co., 5.75%, 3/20/00                   32,200,000        32,102,282
---------------------------------------------------------------------------------------
FINOVA Capital Corp.:
5.87%, 3/21/00                                          25,000,000        24,918,472
5.87%, 4/7/00                                           25,000,000        24,849,174
5.87%, 4/18/00                                          25,000,000        24,804,333
---------------------------------------------------------------------------------------
IBM Credit Corp., 5.64%, 3/13/00                        50,000,000        49,906,000
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.:
5.75%, 3/14/00                                          34,000,000        33,929,403
5.80%, 3/1/00                                           32,087,000        32,087,000
                                                                      -----------------
Total Short-Term Notes (Cost $420,288,704)                               420,288,704





                    14 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                                  PRINCIPAL         MARKET VALUE
                                                                                     AMOUNT           SEE NOTE 1
==================================================================================================================
REPURCHASE AGREEMENTS--1.9%

Repurchase agreement with Zion First National Bank, 5.75%,
dated 2/29/00, to be repurchased at $99,315,860 on 3/1/00,
collateralized by U.S. Treasury Nts., 5.75%-6.125%, 7/31/00-11/15/04,
with a value of $51,531,131, U.S. Treasury Bonds, 5.25%-8.875%,
8/15/17-8/15/29, with a value of $18,589,375 and U.S. Treasury
Bills, 4/27/00-12/7/00, with a value of $31,517,822 (Cost $99,300,000)          $99,300,000       $   99,300,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,814,493,504)                                     102.6%       5,427,755,815
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (2.6)        (139,911,433)
                                                                                ----------------------------------

NET ASSETS                                                                            100.0%      $5,287,844,382
                                                                                ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

See accompanying Notes to Financial Statements.





                    15 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

FEBRUARY 29, 2000

===================================================================================================================
ASSETS

Investments, at value (cost $3,814,493,504)--see accompanying statement                          $ 5,427,755,815
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                    23,819,353
Investments sold                                                                                       4,020,634
Interest and dividends                                                                                 3,013,288
Other                                                                                                    325,920
                                                                                                  -----------------
Total assets                                                                                       5,458,935,010

===================================================================================================================
LIABILITIES

Bank overdraft                                                                                           524,492
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                160,996,384
Shares of beneficial interest redeemed                                                                 6,635,863
Distribution and service plan fees                                                                     1,537,352
Transfer and shareholder servicing agent fees                                                            446,415
Trustees' compensation                                                                                   243,470
Other                                                                                                    706,652
                                                                                                  ----------------
Total liabilities                                                                                    171,090,628


===================================================================================================================
NET ASSETS                                                                                        $5,287,844,382
                                                                                                  =================

===================================================================================================================
COMPOSITION OF NET ASSETS

Paid-in capital                                                                                   $3,337,458,671
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (4,017,063)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                                        341,140,463
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies                                        1,613,262,311
                                                                                                  -----------------
Net assets                                                                                        $5,287,844,382
                                                                                                  =================





                    16 OPPENHEIMER CAPITAL APPRECIATION FUND

=================================================================================================
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,098,777,088 and 53,931,252 shares of beneficial interest outstanding)                 $57.46
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                 $60.97
-------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $982,628,194
and 17,696,563 shares of beneficial interest outstanding)                                $55.53
-------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $292,170,949
and 5,316,516 shares of beneficial interest outstanding)                                 $54.96
-------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $914,268,151 and 15,847,805 shares of beneficial interest outstanding)     $57.69

See accompanying Notes to Financial Statements.





                    17 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended February 29, 2000
===================================================================================================================
INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $41,276)                                            $   10,214,952
-------------------------------------------------------------------------------------------------------------------
Interest                                                                                                9,282,806
                                                                                                   ----------------
Total income                                                                                           19,497,758


===================================================================================================================
EXPENSES

Management fees                                                                                        11,856,142
-------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                 2,785,462
Class B                                                                                                 3,472,298
Class C                                                                                                 1,061,724
-------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                 2,212,303
Class B                                                                                                   644,907
Class C                                                                                                   196,169
Class Y                                                                                                     1,151
-------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                97,855
-------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                     65,368
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                     954,184
                                                                                                   ----------------
Total expenses                                                                                         23,347,563
Less expenses paid indirectly                                                                             (46,219)
                                                                                                   ----------------
Net expenses                                                                                           23,301,344


===================================================================================================================
NET INVESTMENT LOSS                                                                                    (3,803,586)

===================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments                                                                                           382,352,516
Foreign currency transactions                                                                             (70,752)
                                                                                                   ----------------
Net realized gain                                                                                     382,281,764

-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                           916,323,946
Translation of assets and liabilities denominated in foreign currencies                                   725,031
                                                                                                   ----------------
Net change                                                                                            917,048,977
                                                                                                   ----------------
Net realized and unrealized gain                                                                    1,299,330,741

===================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $1,295,527,155
                                                                                                   ================


See accompanying Notes to Financial Statements.





                    18 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     6 MOS. ENDED
                                                                                FEBRUARY 29, 2000               YEAR ENDED
                                                                                      (UNAUDITED)          AUGUST 31, 1999
============================================================================================================================
OPERATIONS

Net investment loss                                                              $     (3,803,586)         $    (4,314,868)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     382,281,764              213,387,917
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                 917,048,977              635,648,269
                                                                                 -------------------------------------------
Net increase in net assets resulting from operations                                1,295,527,155              844,721,318

============================================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                                       --                (3,435,127)
Class Y                                                                                       --                (1,089,768)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                              (156,140,905)            (101,506,314)
Class B                                                                               (44,535,579)             (17,982,633)
Class C                                                                               (13,725,279)              (6,603,979)
Class Y                                                                               (34,586,462)             (14,490,090)

============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                               379,192,014              332,180,412
Class B                                                                               267,865,719              250,141,075
Class C                                                                                71,313,669               57,426,203
Class Y                                                                               334,306,681              165,100,529


=============================================================================================================================
NET ASSETS

Total increase                                                                      2,099,217,013            1,504,461,626
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 3,188,627,369            1,684,165,743
                                                                                 -------------------------------------------
End of period (including accumulated net investment
loss of $4,017,063 and $213,477, respectively)                                     $5,287,844,382           $3,188,627,369
                                                                                 ===========================================


See accompanying Notes to Financial Statements.





                    19 OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

                                                   6 MOS. ENDED                                                  YEAR        YEAR
                                                       FEB. 29,                                                 ENDED       ENDED
                                                           2000                                              AUG. 31,    DEC. 31,
CLASS A                                             (UNAUDITED)           1999         1998         1997      1996(1)        1995
====================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                     $44.73         $32.53       $38.63       $30.81       $27.44     $22.63
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.03)          (.04)         .17          .18          .11        .24
Net realized and unrealized gain (loss)                   15.98          14.87        (1.55)       11.36         3.26       7.61
                                                       -----------------------------------------------------------------------------
Total income (loss) from
investment operations                                     15.95          14.83        (1.38)       11.54         3.37       7.85
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --           (.09)        (.15)        (.17)          --       (.24)
Distributions from net realized gain                      (3.22)         (2.54)       (4.57)       (3.55)          --      (2.80)
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (3.22)         (2.63)       (4.72)       (3.72)          --      (3.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $57.46         $44.73       $32.53       $38.63       $30.81     $27.44
                                                       =============================================================================

====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                       36.90%         47.36%       (4.06)%      40.52%       12.28%     34.85%

====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $3,099         $2,071       $1,234       $1,179         $789       $758
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                         $2,476         $1,789       $1,353       $  986         $790       $538
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                              (0.08)%        (0.05)%       0.48%        0.53%        0.55%      1.08%
Expenses                                                   1.06%          1.04%        1.00%(4)     1.01%(4)     1.09%(4)   1.03%(4)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                   26%            59%         60%          66%          45%        72%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $1,555,120,514 and $951,182,130, respectively.


See accompanying Notes to Financial Statements.





                    20 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                  6 MOS. ENDED                                                 YEAR        YEAR
                                                      FEB. 29,                                                ENDED       ENDED
                                                          2000                                             AUG. 31,    DEC. 31,
CLASS B                                            (UNAUDITED)           1999         1998         1997     1996(1)     1995(6)
===================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                    $43.48         $31.85       $38.07       $30.56      $27.37      $29.77
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.09)          (.21)        (.02)         .07          --        (.14)
Net realized and unrealized gain (loss)                  15.36          14.38        (1.62)       11.05        3.19         .78
                                                        ---------------------------------------------------------------------------
Total income (loss) from
investment operations                                    15.27          14.17        (1.64)       11.12        3.19         .64
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --             --         (.01)        (.06)         --        (.24)
Distributions from net realized gain                     (3.22)         (2.54)       (4.57)       (3.55)         --       (2.80)
                                                        ---------------------------------------------------------------------------

Total dividends and distributions
to shareholders                                          (3.22)         (2.54)       (4.58)       (3.61)         --       (3.04)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $55.53         $43.48       $31.85       $38.07      $30.56      $27.37
                                                        ===========================================================================

===================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                      36.39%         46.20%        (4.86)%     39.30%      11.65%       1.67%

===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $983           $532         $194          $52          $5          $3
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                          $700           $372         $133          $24          $4          $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                             (0.85)%        (0.86)%      (0.37)%      (0.33)%     (0.25)%     (0.54)%
Expenses                                                  1.84%          1.84%        1.81%(4)     1.86%(4)    1.94%(4)    2.62%(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                  26%            59%          60%          66%         45%         72%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $1,555,120,514 and $951,182,130, respectively.
6. For the period from November 1, 1995 (inception of offering) to December 31, 1995.

See accompanying Notes to Financial Statements.





                    21 OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

                                                   6 MOS. ENDED                                                 YEAR        YEAR
                                                       FEB. 29,                                                ENDED       ENDED
                                                           2000                                             AUG. 31,    DEC. 31,
CLASS C                                             (UNAUDITED)           1999         1998         1997     1996(1)        1995
==================================================================================================================================
Net asset value, beginning of period                     $43.06         $31.57       $37.76       $30.27      $27.11      $22.50
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.08)          (.23)        (.03)         .01        (.03)        .09
Net realized and unrealized gain (loss)                   15.20          14.26        (1.59)       11.03        3.19        7.43
                                                         -------------------------------------------------------------------------
Total income (loss) from
investment operations                                     15.12          14.03        (1.62)       11.04        3.16        7.52
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --             --           --           --          --        (.11)
Distributions from net realized gain                      (3.22)         (2.54)       (4.57)       (3.55)         --       (2.80)
                                                         -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (3.22)         (2.54)       (4.57)       (3.55)         --       (2.91)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $54.96         $43.06       $31.57       $37.76      $30.27      $27.11
                                                         =========================================================================

==================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                       36.39%         46.16%       (4.84)%      39.35%      11.66%      33.56%

==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $292           $165          $76          $36         $10          $7
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                           $214           $126          $62          $20        $  9          $4
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                              (0.85)%        (0.86)%      (0.36)%      (0.32)%      (0.30)%     0.19%
Expenses                                                   1.84%          1.85%        1.82%(4)     1.85%(4)    1.93%(4)    1.90%(4)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                   26%            59%          60%          66%         45%         72%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $1,555,120,514 and $951,182,130, respectively.
6. For the period from November 1, 1995 (inception of offering) to December 31, 1995.

See accompanying Notes to Financial Statements.





                    22 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                      6 MOS. ENDED                        YEAR
                                                          FEB. 29,                       ENDED
                                                              2000                    AUG. 31,
CLASS Y                                                (UNAUDITED)           1999      1998(7)
================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                        $44.81         $32.56       $40.15
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   .02            .13          .30
Net realized and unrealized gain (loss)                      16.08          14.85        (3.11)
                                                            -------------------------------------
Total income (loss) from investment operations               16.10          14.98        (2.81)
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --           (.19)        (.21)
Distributions from net realized gain                         (3.22)         (2.54)       (4.57)
                                                            -------------------------------------
Total dividends and distributions to shareholders            (3.22)         (2.73)       (4.78)
------------------------------------------------------------------------------------------------
Net asset value, end of period                              $57.69         $44.81       $32.56
                                                            =====================================

================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                          37.18%         47.90%       (7.45)%

================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $914           $420         $181
------------------------------------------------------------------------------------------------
Average net assets (in millions)                              $583           $307         $139
------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)

Net investment income (loss)                                  0.35%          0.30%        0.75%
Expenses                                                      0.66%          0.68%        0.69%(4)
------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      26%            59%          60%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000 were $1,555,120,514 and $951,182,130, respectively
6. For the period from November 1, 1995 (inception of offering) to December 31, 1995.
7. For the period from November 3, 1997 (inception of offering) to August 31, 1998.

See accompanying Notes to Financial Statements.





                    23 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.





                    24 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2000, a provision of $34,536 was made for the Fund's projected benefit obligations and payments of $11,052 were made to retired trustees, resulting in an accumulated liability of $237,023 as of February 29, 2000.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.





                    25 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





                    26 OPPENHEIMER CAPITAL APPRECIATION FUND

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS ENDED FEB. 29, 2000                YEAR ENDED AUGUST 31, 1999
                                              SHARES                AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                      10,360,010        $  519,332,998           16,486,612      $  682,694,426
Dividends and/or distributions
reinvested                                 2,997,583           146,971,508            2,761,935         101,086,519
Redeemed                                  (5,736,799)         (287,112,492)         (10,867,095)       (451,600,533)
                                         ----------------------------------------------------------------------------
Net increase                               7,620,794          $379,192,014            8,381,452        $332,180,412
                                         ============================================================================

---------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                       6,259,295        $  307,348,422            8,303,860      $  339,552,020
Dividends and/or distributions
reinvested                                   907,048            43,059,027              488,475          17,477,638
Redeemed                                  (1,696,806)          (82,541,730)          (2,644,213)       (106,888,583)
                                         ----------------------------------------------------------------------------
Net increase                               5,469,537          $267,865,719            6,148,122        $250,141,075
                                         ============================================================================

---------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                       2,570,467        $  122,918,923            3,159,608      $  128,803,033
Dividends and/or distributions
reinvested                                   281,042            13,203,399              180,148           6,384,452
Redeemed                                  (1,372,315)          (64,808,653)          (1,911,652)        (77,761,282)
                                         ----------------------------------------------------------------------------
Net increase                               1,479,194          $ 71,313,669            1,428,104        $ 57,426,203
                                         ============================================================================

---------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                       6,261,891        $  324,955,622            4,483,054      $  191,633,897
Dividends and/or distributions
reinvested                                   703,262            34,586,461              426,028          15,579,858
Redeemed                                    (500,519)          (25,235,402)          (1,069,125)        (42,113,226)
                                         ----------------------------------------------------------------------------
Net increase                               6,464,634          $334,306,681            3,839,957        $165,100,529
                                         ============================================================================

================================================================================
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of February 29, 2000, net unrealized appreciation on securities of $1,613,262,311 was composed of gross appreciation of $1,872,875,621, and gross depreciation of $259,613,310.





                    27 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion and 0.56% of average annual net assets over $2.5 billion. Starting January 1, 2000, the rate was revised to be 0.56% of average annual net assets over $2.5 billion to $4.5 billion and 0.54% of average annual net assets over $4.5 billion. The Fund's management fee for the six months ended February 29, 2000 was 0.60% of average net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                   AGGREGATE             CLASS A      COMMISSIONS       COMMISSIONS         COMMISSIONS
                                   FRONT-END           FRONT-END       ON CLASS A        ON CLASS B          ON CLASS C
                               SALES CHARGES       SALES CHARGES           SHARES            SHARES              SHARES
                                  ON CLASS A         RETAINED BY      ADVANCED BY       ADVANCED BY         ADVANCED BY
SIX MONTHS ENDED                      SHARES         DISTRIBUTOR      DISTRIBUTOR(1)    DISTRIBUTOR(1)      DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------------------
February 29, 2000                 $3,814,377          $1,103,111         $805,899        $5,109,982            $451,892

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                     CLASS A                              CLASS B                              CLASS C
                         CONTINGENT DEFERRED                  CONTINGENT DEFERRED                  CONTINGENT DEFERRED
                               SALES CHARGES                        SALES CHARGES                        SALES CHARGES
SIX MONTHS ENDED     RETAINED BY DISTRIBUTOR              RETAINED BY DISTRIBUTOR              RETAINED BY DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------------
February 29, 2000                    $21,303                             $546,541                              $17,133

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.





                    28 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $2,785,462, all of which was paid by the Distributor to recipients. That included $152,097 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                                      DISTRIBUTOR'S     DISTRIBUTOR'S
                                                                          AGGREGATE      UNREIMBURSED
                                                                       UNREIMBURSED     EXPENSES AS %
                            TOTAL PAYMENTS         AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                                UNDER PLAN          BY DISTRIBUTOR       UNDER PLAN          OF CLASS
------------------------------------------------------------------------------------------------------
Class B Plan                    $3,472,298              $2,888,772      $13,600,006              1.38%
Class C Plan                     1,061,724                 403,314        1,351,712              0.46





                    29 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

      The Fund had no borrowings outstanding during the six months ended February 29, 2000.





                    30 OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMER CAPITAL APPRECIATION FUND

====================================================================================================
OFFICERS AND TRUSTEES            Leon Levy, Chairman of the Board of Trustees
                                 Donald W. Spiro, Vice Chairman of the Board of Trustees
                                 Bridget A. Macaskill, Trustee and President
                                 Robert G. Galli, Trustee
                                 Phillip A. Griffiths, Trustee
                                 Benjamin Lipstein, Trustee
                                 Elizabeth B. Moynihan, Trustee
                                 Kenneth A. Randall, Trustee
                                 Edward V. Regan, Trustee
                                 Russell S. Reynolds, Jr., Trustee
                                 Clayton K. Yeutter, Trustee
                                 Jane Putnam, Vice President
                                 Andrew J. Donohue, Secretary
                                 Brian W. Wixted, Treasurer
                                 Robert J. Bishop, Assistant Treasurer
                                 Scott T. Farrar, Assistant Treasurer
                                 Robert G. Zack, Assistant Secretary
====================================================================================================
INVESTMENT ADVISOR               OppenheimerFunds, Inc.
====================================================================================================
DISTRIBUTOR                      OppenheimerFunds Distributor, Inc.
====================================================================================================
TRANSFER AND SHAREHOLDER         OppenheimerFunds Services
SERVICING AGENT
====================================================================================================
CUSTODIAN OF                     The Bank of New York
PORTFOLIO SECURITIES
====================================================================================================
INDEPENDENT AUDITORS             KPMG LLP
====================================================================================================
LEGAL COUNSEL                    Mayer, Brown & Platt

                                 The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                 This is a copy of a report to shareholders of Oppenheimer Capital
                                 Appreciation Fund. This report must be preceded or accompanied by a
                                 Prospectus of Oppenheimer Capital Appreciation Fund. For material information concerning the Fund, see the Prospectus.

                                 SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY
                                 BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC
                                 OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE
                                 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.





                    31 OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMERFUNDS FAMILY

====================================================================================================
GLOBAL EQUITY
                        Developing Markets Fund                Global Fund
                        International Small Company Fund       Quest Global Value Fund
                        Europe Fund                            Global Growth & Income Fund
                        International Growth Fund

====================================================================================================
EQUITY
                        Stock                                  Stock & Bond
                        Enterprise Fund(1)                     Main Street(R) Growth & Income Fund
                        Discovery Fund                         Quest Opportunity Value Fund
                        Main Street(R) Small Cap Fund          Total Return Fund
                        Quest Small Cap Value Fund             Quest Balanced Value Fund
                        MidCap Fund                            Capital Income Fund(2)
                        Capital Appreciation Fund              Multiple Strategies Fund
                        Growth Fund                            Disciplined Allocation Fund
                        Disciplined Value Fund                 Convertible Securities Fund
                        Quest Value Fund
                        Trinity Growth Fund                    Specialty
                        Trinity Core Fund                      Real Asset Fund
                        Trinity Value Fund                     Gold & Special Minerals Fund

====================================================================================================
FIXED INCOME
                        Taxable                                Municipal
                        International Bond Fund                California Municipal Fund(3)
                        World Bond Fund                        Main Street(R) California Municipal Fund(3)
                        High Yield Fund                        Florida Municipal Fund(3)
                        Champion Income Fund                   New Jersey Municipal Fund(3)
                        Strategic Income Fund                  New York Municipal Fund(3)
                        Bond Fund                              Pennsylvania Municipal Fund(3)
                        Senior Floating Rate Fund              Municipal Bond Fund
                        U.S. Government Trust                  Insured Municipal Fund
                        Limited-Term Government Fund           Intermediate Municipal Fund

                                                               Rochester Division
                                                               Rochester Fund Municipals
                                                               Limited Term New York Municipal Fund


====================================================================================================
MONEY MARKET(4)
                        Money Market Fund                      Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.





                    32 OPPENHEIMER CAPITAL APPRECIATION FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

INTERNET
24-hr access to account information and transactions
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------
OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270


[OPPENHEIMERFUNDS LOGO]

RS0320.001.0200  April 28, 2000